Contingent liabilities and legal proceedings	6 Months Ended
Sep. 30, 2022
Contingent liabilities and legal proceedings
Contingent liabilities and legal proceedings

12   Contingent liabilities and legal proceedings

Note 28 ‘Commitments’ and Note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements of Vodafone Group Plc for the year ended 31 March 2022 set forth the Group’s commitments, contingent liabilities and legal proceedings as at 31 March 2022. There have been no material changes during the period covered by this report.